Condensed Consolidated Statements Of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Interest income:
Loans, including fees	¥ 801,477		¥ 855,653
Deposits in other banks	21,205		13,321
Investment securities	345,662		248,331
Trading account assets	139,986		148,057
Call loans, funds sold, and receivable under resale agreements and securities borrowing transactions	49,840		25,579
Total	1,358,170		1,290,941
Interest expense:
Deposits	113,399		137,690
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions	49,431		32,163
Due to trust account, other short-term borrowings, and trading account liabilities	30,417		28,194
Long-term debt	130,900		143,972
Total	324,147		342,019
Net interest income	1,034,023		948,922
Provision for credit losses	89,342		186,314
Net interest income after provision for credit losses	944,681		762,608
Non-interest income:
Fees and commissions income	548,822		557,613
Foreign exchange gains-net	67,836		175,107
Trading account profits-net	449,243		486,017
Investment securities gains (losses)-net	(19,226)	[1]	105,841	[1]
Equity in losses of equity method investees	(515,403)		(44,661)
Other non-interest income	77,521		81,640
Total	608,793		1,361,557
Non-interest expense:
Salaries and employee benefits	443,726		437,698
Occupancy expenses-net	79,441		80,659
Fees and commission expenses	101,751		102,947
Outsourcing expenses, including data processing	94,868		97,454
Depreciation of premises and equipment	45,756		48,471
Amortization of intangible assets	105,321		109,881
Impairment of intangible assets	27,040		16,363
Insurance premiums, including deposit insurance	57,996		56,513
Communications	24,693		27,253
Taxes and public charges	31,694		33,450
Other non-interest expenses	147,172		163,218
Total	1,159,458		1,173,907
Income before income tax expense	394,016		950,258
Income tax expense	198,806		369,996
Net income before attribution of noncontrolling interests	195,210		580,262
Net income (loss) attributable to noncontrolling interests	4,246		(2,608)
Net income attributable to Mitsubishi UFJ Financial Group	190,964		582,870
Income allocated to preferred shareholders:
Cash dividends paid	8,970		11,970
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 181,994		¥ 570,900
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 12.87		¥ 40.39
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 12.82		¥ 40.31

[1]	The following credit losses are included in Investment securities gains (losses)—net: Decline in fair value: ¥ 10,834 million and ¥ 6,402 million; Other changes in equity from nonowner sources—net: ¥ 1,717 million and ¥ 856 million; Total credit losses: ¥ 12,551 million and ¥ 7,258 million for six months ended September 30, 2010 and 2011, respectively.